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                                                                          497(j)

                                  May 11, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re: Van Kampen California Value Municipal Income Trust -- Rule 497(j) Filing
      (Filing Nos. 333-123458 and 811-07404)

Ladies and Gentlemen:

         Van Kampen California Value Municipal Income Trust filed via EDGAR on May 5, 2005 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 complete with exhibits filed therewith pursuant to the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Statement of Additional Information contained therein does not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules. The Joint Proxy Statement/Prospectus has been filed with the Commission via EDGAR under separate cover.

         Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863.

                                                 Very truly yours,



                                                 /s/ Charles B. Taylor